Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust IV
Entity Central Index Key	0001095726
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000021867
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class A
Trading Symbol	NRFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$58	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 34,053,551
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$34,053,551
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.8%
Office REITs	6.1%
Diversified REITs	6.7%
Residential REITs	9.9%
Health Care REITs	11.3%
Real Estate Management & Development	11.8%
Industrial REITs	14.8%
Specialized REITs	17.7%
Retail REITs	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.2%
United Kingdom	4.4%
Australia	5.7%
Japan	7.3%
United States	66.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Welltower, Inc.	9.2%
Realty Income Corp.	5.4%
Public Storage	5.0%
Prologis, Inc.	4.7%
Digital Realty Trust, Inc.	4.5%
Equinix, Inc.	4.3%
Mid-America Apartment Communities, Inc.	4.1%
Simon Property Group, Inc.	3.9%
Highwoods Properties, Inc.	3.8%
Brixmor Property Group, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000021869
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class C
Trading Symbol	NRCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$95	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%
AssetsNet	$ 34,053,551
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$34,053,551
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.8%
Office REITs	6.1%
Diversified REITs	6.7%
Residential REITs	9.9%
Health Care REITs	11.3%
Real Estate Management & Development	11.8%
Industrial REITs	14.8%
Specialized REITs	17.7%
Retail REITs	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.2%
United Kingdom	4.4%
Australia	5.7%
Japan	7.3%
United States	66.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Welltower, Inc.	9.2%
Realty Income Corp.	5.4%
Public Storage	5.0%
Prologis, Inc.	4.7%
Digital Realty Trust, Inc.	4.5%
Equinix, Inc.	4.3%
Mid-America Apartment Communities, Inc.	4.1%
Simon Property Group, Inc.	3.9%
Highwoods Properties, Inc.	3.8%
Brixmor Property Group, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000128774
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class N
Trading Symbol	NRFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$43	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 34,053,551
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$34,053,551
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.8%
Office REITs	6.1%
Diversified REITs	6.7%
Residential REITs	9.9%
Health Care REITs	11.3%
Real Estate Management & Development	11.8%
Industrial REITs	14.8%
Specialized REITs	17.7%
Retail REITs	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.2%
United Kingdom	4.4%
Australia	5.7%
Japan	7.3%
United States	66.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Welltower, Inc.	9.2%
Realty Income Corp.	5.4%
Public Storage	5.0%
Prologis, Inc.	4.7%
Digital Realty Trust, Inc.	4.5%
Equinix, Inc.	4.3%
Mid-America Apartment Communities, Inc.	4.1%
Simon Property Group, Inc.	3.9%
Highwoods Properties, Inc.	3.8%
Brixmor Property Group, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000021870
Shareholder Report [Line Items]
Fund Name	AEW Global Focused Real Estate Fund
Class Name	Class Y
Trading Symbol	NRFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$45	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 34,053,551
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$34,053,551
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.8%
Office REITs	6.1%
Diversified REITs	6.7%
Residential REITs	9.9%
Health Care REITs	11.3%
Real Estate Management & Development	11.8%
Industrial REITs	14.8%
Specialized REITs	17.7%
Retail REITs	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.2%
United Kingdom	4.4%
Australia	5.7%
Japan	7.3%
United States	66.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Welltower, Inc.	9.2%
Realty Income Corp.	5.4%
Public Storage	5.0%
Prologis, Inc.	4.7%
Digital Realty Trust, Inc.	4.5%
Equinix, Inc.	4.3%
Mid-America Apartment Communities, Inc.	4.1%
Simon Property Group, Inc.	3.9%
Highwoods Properties, Inc.	3.8%
Brixmor Property Group, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.